TAXATION (Tables)	6 Months Ended
Dec. 31, 2025
TAXATION
Schedule of current tax

	Three-month period ended		Six-month period ended
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Current tax expense	(4,756,431)	(3,568,637)	(9,297,065)	(4,863,336)
Deferred tax	1,647,061	2,932,484	3,708,671	5,118,862
Total	(3,109,370)	(636,153)	(5,588,394)	255,526

Schedule of net deferred tax

	12/31/2025	12/31/2024
Beginning of the period deferred tax	(25,205,940)	(25,296,931)
Charge for the period(1)	3,708,671	6,328,837
Conversion difference	(375,573)	(699,854)
Total net deferred tax	(21,872,842)	(19,667,948)
(1)	For the period ended December 31, 2024, the charge of the period includes $1,209,975 that were reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	Three-month period ended		Six-month period ended
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Earning before income tax-rate	(1,366,138)	7,299,712	(3,627,496)	2,633,692
Income tax expense by applying tax rate in force in the respective countries	(1,865,021)	(1,107,716)	(2,726,977)	347,022
Share of profit or loss of subsidiaries, joint ventures and associates	22,030	80,501	92,006	(15,763)
Stock options charge	—	(64,915)	—	(133,846)
Non-deductible expenses	169,116	589,391	(839,077)	258,333
Tax inflation adjustment	(1,019,201)	708,130	(1,032,231)	1,500,823
Result of inflation effect on monetary items and other finance results	88,715	(2,688,420)	(512,564)	(3,547,919)
Derecognition of tax loss carryforwards	(505,009)	—	(569,551)	—
Others	—	1,846,876	—	1,846,876
Income tax expenses	(3,109,370)	(636,153)	(5,588,394)	255,526

Schedule of income tax expense calculated by applying the tax rate in force

	Three-month period ended
	12/31/2025			12/31/2024
	Earning	Weight		Earning	Weight
	before	average		before	average
	income	applicable		income	applicable
Tax jurisdiction	tax-rate	tax rate	Income tax	tax-rate	tax rate	Income tax
Low or null taxation jurisdictions	(5,127,502)	0.0%	—	5,481,793	0.0%	—
Profit-making entities	10,742,379	34.5%	(3,709,228)	7,937,625	35.9%	(2,847,811)
Loss-making entities	(6,981,015)	26.4%	1,844,207	(6,119,706)	28.4%	1,740,095
	(1,366,138)		(1,865,021)	7,299,712		(1,107,716)

	Six-month period ended
	12/31/2025			12/31/2024
	Earning	Weight		Earning	Weight
	before	average		before	average
	income	applicable		income	applicable
Tax jurisdiction	tax-rate	tax rate	Income tax	tax-rate	tax rate	Income tax
Low or null taxation jurisdictions	(9,760,427)	0.0%	—	6,695,356	0.0%	—
Profit-making entities	16,073,654	34.6%	(5,553,632)	10,418,456	35.0%	(3,646,460)
Loss-making entities	(9,940,723)	28.4%	2,826,655	(14,480,120)	27.6%	3,993,482
	(3,627,496)		(2,726,977)	2,633,692		347,022